Intangible Assets - Schedule of Amortization Expense for Intangible Assets (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)
Schedule of Amortization Expense for Intangible Assets [Abstract]
2027	$ 15,064	¥ 2,360,000
2028	15,064	2,360,000
2029	15,064	2,360,000
2030	7,532	1,180,000
2031
Thereafter
Total	$ 52,726	¥ 8,260,000	¥ 10,620,000